UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report
December 31, 2021

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.AGFiQ.com. Please read the prospectus carefully before you invest.
Risks:   There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. There is a risk that during a “bull” market, when most equity securities and long only Exchange Traded Funds (“ETFs”) are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. These securities may be more volatile than a broad cross-section of securities, and momentum may be an indicator that a security’s price is peaking. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. When utilizing short selling, the amount a Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain. For further risk information on each Fund, please read the prospectus.
AGFiQ Global Infrastructure ETF (GLIF) specific risks: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund.
Shares of AGFiQ ETFs are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.
Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.
Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.
Distributor:   Foreside Fund Services, LLC

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGFiQ U.S. Market Neutral Anti-Beta Fund
8	AGFiQ Hedged Dividend Income Fund
13	AGFiQ Global Infrastructure ETF
15	Statements of Assets and Liabilities
16	Statements of Operations
17	Statements of Changes in Net Assets
20	Financial Highlights
22	Notes to Financial Statements
35	Expense Examples
36	Liquidity Risk Management Program
37	Additional Information
Each Fund invests in certain securities long and certain securities short pursuant to its Target Index, and the performance of a Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then a Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, a Fund will generate a negative return.
The Dow Jones U.S. Thematic Market Neutral Low Beta IndexSM and U.S. Market Neutral IndicesSM (the “Indices”) are a product of S&P Dow Jones Indices LLC (“SPDJI”), and have been licensed for use by AGF Investments LLC (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The Funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices makes no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Indices to track general market performance. S&P Dow Jones Indices’ only relationship to the Licensee with respect to the Indices is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices. The Indices are determined, composed and calculated by S&P Dow Jones Indices without regard to the Licensee or the Funds. S&P Dow Jones Indices have no obligation to take the needs of the Licensee’s or the owners of the Funds into consideration in determining, composing or calculating the Indices. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the Funds or the timing of the issuance or sale of the Funds or in the determination or calculation of the equation by which the Funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the Funds. There is no assurance that investment products based on the Indices will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE LICENSEE’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND AGF INVESTMENTS LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
The Indxx Hedged Dividend Income IndexSM is a product of Indxx, LLC and has been licensed for use. The AGFiQ Hedged Dividend Income Fund (“ETF”) and its common shares are not sponsored, endorsed, sold or promoted by Indxx, LLC. Indxx, LLC makes no representation or warranty, express or implied, to the shareholders of the ETF or any member of the public regarding the advisability of investing in securities generally or in the ETF particularly or the ability of any data supplied by Indxx, LLC to track general stock market performance. Indxx, LLC’s only relationship to the ETF is the licensing of certain trademarks and trade names of Indxx, LLC and of the data supplied by Indxx, LLC which is determined, composed and calculated by Indxx, LLC without regard to the ETF or its common shares. Indxx, LLC has no obligation to take the needs of the Adviser or the shareholders of the ETF into consideration in determining, composing or calculating the data supplied by Indxx, LLC. Indxx, LLC is not responsible for and has not participated in the determination of the prices of the common shares of the ETF or the timing of the issuance or sale of such common shares. Indxx, LLC has no obligation or liability in connection with the administration, marketing or trading of the ETF or its common shares.

AGF Investments Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2021 (Unaudited)
AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Target Low Beta Index”). The Target Low Beta Index is a long/short market neutral index that is dollar-neutral. As such, it identifies long and short securities positions of approximately equal dollar amounts. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target Low Beta Index and sells short at least 80% of the short positions in the Target Low Beta Index. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, if the Fund’s long positions appreciated more rapidly than its short positions, the Fund would generate a positive return. If the opposite occurred, the Fund would generate a negative return. In choosing to track a market neutral index, the Fund seeks to limit the effects of general market movements on the Fund.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	89%
Equity Securities Short Positions	-86%
Swap Agreements Long Positions	12%
Swap Agreements Short Positions	-12%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings — Long
Company	% of Net Assets
Vir Biotechnology, Inc.	0.6%
Cerner Corp.	0.6%
Vertex Pharmaceuticals, Inc.	0.5%
ACADIA Pharmaceuticals, Inc.	0.5%
Biohaven Pharmaceutical Holding Co. Ltd.	0.5%
MarketAxess Holdings, Inc.	0.5%
Quest Diagnostics, Inc.	0.5%
Public Storage	0.5%
Life Storage, Inc.	0.5%
Cirrus Logic, Inc.	0.5%
Largest Equity Holdings — Short
Company	% of Net Assets
Alcoa Corp.	-0.5%
Builders FirstSource, Inc.	-0.5%
NRG Energy, Inc.	-0.5%
Jabil, Inc.	-0.5%
Berry Global Group, Inc.	-0.5%
McKesson Corp.	-0.5%
Zillow Group, Inc.	-0.5%
Essential Utilities, Inc.	-0.5%
Howard Hughes Corp. (The)	-0.5%
Vistra Corp.	-0.5%

	Fund Sector Weights (Based on Net Assets)
As of 12/31/2021	% of Long Weight	% of Short Weight
Communication Services	4.32%	-4.45%
Consumer Discretionary	11.66%	-11.72%
Consumer Staples	5.11%	-5.19%
Energy	2.83%	-2.91%
Financials	13.79%	-13.87%
Health Care	14.37%	-13.41%
Industrials	14.71%	-14.77%
Information Technology	16.83%	-16.11%
Materials	5.54%	-5.86%
Real Estate	6.71%	-7.28%
Utilities	4.13%	-4.43%

i

AGF Investments Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2021 (Unaudited)
AGFiQ Hedged Dividend Income Fund (DIVA)
The Fund seeks performance results that correspond to the price and yield performance, before fees and expenses, of the Indxx Hedged Dividend Income Index (the “Target High Dividend Index”) by investing at least 80% of its net assets (plus borrowings for investment purposes) in common stock of the long positions in the Target High Dividend Index and sells short at least 80% of the short positions in the Target High Dividend Index. The Target High Dividend Index is a long/short index in which the long positions, in the aggregate, have approximately twice the weight of the short positions, in the aggregate. In tracking the Target Hedged Dividend Index, the Fund is designed to provide high dividend income with a secondary goal of capital appreciation and to limit the drawdown of the Fund when equity markets fall and give up some of the gains when the markets rise.
Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	93%
Equity Securities Short Positions	-48%
Master Limited Partnership Long Positions	5%
Master Limited Partnership Short Positions	-1%
“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings — Long
Company	% of Net Assets
Campbell Soup Co.	1.0%
Conagra Brands, Inc.	1.0%
Cheniere Energy Partners LP	1.0%
Magellan Midstream Partners LP	1.0%
Packaging Corp. of America	1.0%
Consolidated Edison, Inc.	1.0%
Kellogg Co.	1.0%
Baker Hughes Co.	1.0%
Kraft Heinz Co. (The)	1.0%
Newmont Corp.	1.0%
Largest Equity Holdings — Short
Company	% of Net Assets
American Water Works Co., Inc.	-0.8%
Atmos Energy Corp.	-0.8%
Dominion Energy, Inc.	-0.8%
Xcel Energy, Inc.	-0.8%
Alliant Energy Corp.	-0.8%
CenterPoint Energy, Inc.	-0.8%
Ameren Corp.	-0.8%
PG&E Corp.	-0.8%
IDACORP, Inc.	-0.8%
Essential Utilities, Inc.	-0.8%

	Fund Sector Weights (Based on Net Assets)
As of 12/31/2021	% of Long Weight	% of Short Weight
Communication Services	5.98%	-5.98%
Consumer Discretionary	2.00%	-1.98%
Consumer Staples	11.05%	-10.99%
Energy	14.04%	-14.02%
Financials	9.98%	-20.23%
Health Care	5.97%	-6.15%
Industrials	3.01%	-3.05%
Information Technology	2.98%	-3.02%
Materials	6.01%	-6.05%
Real Estate	14.94%	-4.50%
Utilities	24.05%	-24.02%

ii

AGF Investments Trust
Allocation of Portfolio Holdings and Sector Weightings
December 31, 2021 (Unaudited)
AGFiQ Global Infrastructure ETF (GLIF)
The Fund seeks to provide long-term capital appreciation, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments. The Fund is an actively managed exchange traded fund that seeks to achieve its investment objective by using a proprietary, multi-factor quantitative model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking securities based on factors that identify growth, value, quality and risk characteristics.
Market Exposure
Investment Type	% of Net Assets
Equity Securities	98%
Exchange Traded Fund	0%(a)
Master Limited Partnership	0%(a)

(a)
Represents less than 0.5% of net assets.

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.
Largest Equity Holdings
Company	% of Net Assets
American Tower Corp.	8.6%
Enbridge, Inc.	7.6%
Crown Castle International Corp.	5.8%
Vinci SA	3.8%
Kinder Morgan, Inc.	3.7%
National Grid plc	3.4%
American Water Works Co., Inc.	3.2%
ONEOK, Inc.	2.4%
TC Energy Corp.	2.2%
Sempra Energy	2.1%
Fund Sector Weights (Based on Net Assets)
As of 12/31/2021	% Weight
Communication Services	4.1%
Consumer Discretionary	1.0%
Energy	21.8%
Industrials	15.7%
Information Technology	1.5%
Exchange Traded Funds	0.2%
Real Estate	16.9%
Utilities	37.5%

Top 10 Country Allocation
Country	% of Net Assets
United States	49.0%
Canada	15.9%
China	5.9%
United Kingdom	5.8%
France	5.5%
Spain	2.8%
Italy	2.7%
Austria	2.6%
Finland	1.9%
Germany	1.4%
iii

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
LONG POSITIONS – 88.6%
COMMON STOCKS – 88.6%
Aerospace & Defense – 1.8%
BWX Technologies, Inc.(a)	9,317	$446,098
Huntington Ingalls Industries, Inc.	2,541	474,506
Lockheed Martin Corp.	1,331	473,051
Northrop Grumman Corp.	1,331	515,190
		1,908,845
Airlines – 0.8%
American Airlines Group, Inc.*(a)	24,079	432,459
United Airlines Holdings, Inc.*	10,043	439,682
		872,141
Automobiles – 0.8%
Harley-Davidson, Inc.	12,100	456,049
Thor Industries, Inc.	4,356	452,022
		908,071
Banks – 1.7%
Bank OZK	9,801	456,040
Commerce Bancshares, Inc.(a)	6,609	454,303
People’s United Financial, Inc.	25,047	446,338
UMB Financial Corp.	4,356	462,215
		1,818,896
Biotechnology – 5.7%
ACADIA Pharmaceuticals, Inc.*(a)	23,716	553,531
Alkermes plc*(a)	20,449	475,644
Biogen, Inc.*(a)	1,815	435,455
Biohaven Pharmaceutical Holding Co. Ltd.*	3,993	550,275
Exelixis, Inc.*	26,862	491,037
Gilead Sciences, Inc.	6,655	483,220
Mirati Therapeutics, Inc.*	3,267	479,236
Moderna, Inc.*	1,694	430,242
Sarepta Therapeutics, Inc.*	5,808	523,010
United Therapeutics Corp.*	2,299	496,768
Vertex Pharmaceuticals, Inc.*	2,541	558,004
Vir Biotechnology, Inc.*	14,641	613,019
		6,089,441
Building Products – 0.9%
Armstrong World Industries, Inc.(a)	4,114	477,718
Masco Corp.	6,897	484,307
		962,025
Capital Markets – 2.3%
Cboe Global Markets, Inc.(a)	3,630	473,352
CME Group, Inc.(a)	2,057	469,942
MarketAxess Holdings, Inc.	1,331	547,400
Nasdaq, Inc.	2,299	482,813
Virtu Financial, Inc., Class A	16,214	467,450
		2,440,957
Chemicals – 2.2%
Air Products and Chemicals, Inc.(a)	1,573	478,601
DuPont de Nemours, Inc.	5,929	478,945
NewMarket Corp.	1,331	456,160
Sherwin-Williams Co. (The)	1,452	511,336
Valvoline, Inc.	12,826	478,282
		2,403,324
Investments	Shares	Value ($)
Commercial Services & Supplies – 1.3%
Republic Services, Inc.	3,388	$472,457
Stericycle, Inc.*	7,744	461,852
Waste Management, Inc.	2,783	464,483
		1,398,792
Communications Equipment – 0.5%
F5, Inc.*	2,057	503,369
Consumer Finance – 1.0%
Credit Acceptance Corp.*(a)	726	499,256
FirstCash Holdings, Inc.	7,018	525,016
		1,024,272
Containers & Packaging – 2.2%
Ball Corp.(a)	4,961	477,596
International Paper Co.	9,801	460,451
Packaging Corp. of America	3,509	477,750
Silgan Holdings, Inc.	11,132	476,895
Sonoco Products Co.	7,502	434,291
		2,326,983
Distributors – 0.4%
Pool Corp.	847	479,402
Diversified Consumer Services – 2.3%
Bright Horizons Family Solutions, Inc.*(a)	3,751	472,176
Grand Canyon Education, Inc.*	6,171	528,916
H&R Block, Inc.	18,392	433,316
Service Corp. International	6,897	489,618
Terminix Global Holdings, Inc.*	11,737	530,864
		2,454,890
Diversified Financial Services – 0.4%
Berkshire Hathaway, Inc., Class B*(a)	1,573	470,327
Diversified Telecommunication Services – 1.3%
AT&T, Inc.	19,118	470,303
Lumen Technologies, Inc.	33,759	423,675
Verizon Communications, Inc.	9,075	471,537
		1,365,515
Electric Utilities – 1.8%
Duke Energy Corp.	4,719	495,023
Evergy, Inc.	7,139	489,807
IDACORP, Inc.	4,356	493,579
PNM Resources, Inc.	9,438	430,467
		1,908,876
Electronic Equipment, Instruments & Components – 0.4%
Keysight Technologies, Inc.*	2,299	474,767
Entertainment – 0.5%
Electronic Arts, Inc.	3,751	494,757
Equity Real Estate Investment Trusts (REITs) – 5.9%
Boston Properties, Inc.(a)	3,993	459,914
Camden Property Trust(a)	2,783	497,266
Crown Castle International Corp.(a)	2,541	530,408
CubeSmart(a)	8,470	482,028
Digital Realty Trust, Inc.	2,783	492,229
Douglas Emmett, Inc.	13,189	441,832
Equity Commonwealth*	17,908	463,817
Iron Mountain, Inc.	9,922	519,218

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Life Storage, Inc.	3,509	$537,509
Public Storage	1,452	543,861
SBA Communications Corp.	1,331	517,786
SL Green Realty Corp.	6,171	442,461
Vornado Realty Trust	10,648	445,725
		6,374,054
Food & Staples Retailing – 0.5%
Kroger Co. (The)	11,011	498,358
Food Products – 3.1%
Beyond Meat, Inc.*	6,171	402,102
Campbell Soup Co.(a)	11,374	494,314
Flowers Foods, Inc.	17,303	475,314
General Mills, Inc.	7,381	497,332
Hain Celestial Group, Inc. (The)*	11,253	479,490
Hormel Foods Corp.	10,890	531,541
J M Smucker Co. (The)	3,509	476,592
		3,356,685
Health Care Equipment & Supplies – 2.4%
Abbott Laboratories(a)	3,751	527,916
Baxter International, Inc.(a)	6,050	519,332
Becton Dickinson and Co.(a)	1,936	486,865
Penumbra, Inc.*	1,815	521,486
Quidel Corp.*	3,509	473,680
		2,529,279
Health Care Providers & Services – 1.5%
Laboratory Corp. of America Holdings*	1,694	532,272
Premier, Inc., Class A	11,858	488,194
Quest Diagnostics, Inc.	3,146	544,289
		1,564,755
Health Care Technology – 0.6%
Cerner Corp.(a)	6,413	595,575
Hotels, Restaurants & Leisure – 2.2%
Domino’s Pizza, Inc.	847	477,988
McDonald’s Corp.	1,815	486,547
Vail Resorts, Inc.	1,331	436,435
Wendy’s Co. (The)	21,417	510,795
Wyndham Hotels & Resorts, Inc.	5,445	488,144
		2,399,909
Household Durables – 0.4%
Helen of Troy Ltd.*	1,936	473,294
Household Products – 0.9%
Church & Dwight Co., Inc.(a)	4,961	508,502
Clorox Co. (The)(a)	2,783	485,244
		993,746
Industrial Conglomerates – 0.8%
3M Co.	2,662	472,851
General Electric Co.	4,598	434,373
		907,224
Insurance – 5.2%
Allstate Corp. (The)(a)	4,114	484,012
American Financial Group, Inc.(a)	3,267	448,624
Arthur J Gallagher & Co.(a)	2,783	472,192
Assurant, Inc.(a)	2,904	452,617
Cincinnati Financial Corp.(a)	3,872	441,137
Investments	Shares	Value ($)
Erie Indemnity Co., Class A	2,178	$419,614
Hanover Insurance Group, Inc. (The)	3,630	475,748
Hartford Financial Services Group, Inc. (The)	6,534	451,107
Marsh & McLennan Cos., Inc.	2,783	483,741
Mercury General Corp.	8,954	475,099
Progressive Corp. (The)	4,840	496,826
White Mountains Insurance Group Ltd.	484	490,728
		5,591,445
Interactive Media & Services – 0.4%
Ziff Davis, Inc.*	3,993	442,664
IT Services – 6.0%
Akamai Technologies, Inc.*(a)	4,114	481,503
Amdocs Ltd.	6,413	479,949
Automatic Data Processing, Inc.(a)	1,936	477,379
Broadridge Financial Solutions, Inc.(a)	2,662	486,667
Cognizant Technology Solutions Corp., Class A(a)	5,808	515,286
Fidelity National Information Services, Inc.	4,235	462,250
International Business Machines Corp.	3,993	533,704
Jack Henry & Associates, Inc.	3,025	505,145
Maximus, Inc.	5,808	462,723
MongoDB, Inc.*	968	512,411
Paychex, Inc.	3,751	512,011
VeriSign, Inc.*	1,936	491,396
Western Union Co. (The)	28,193	502,963
		6,423,387
Leisure Products – 0.9%
Hasbro, Inc.	4,719	480,300
Mattel, Inc.*	20,933	451,315
		931,615
Life Sciences Tools & Services – 0.5%
West Pharmaceutical Services, Inc.	1,089	510,752
Machinery – 2.6%
Cummins, Inc.(a)	2,057	448,714
Lincoln Electric Holdings, Inc.	3,267	455,648
Middleby Corp. (The)*	2,541	499,967
Otis Worldwide Corp.	5,566	484,632
Pentair plc	6,050	441,831
Snap-on, Inc.	2,178	469,098
		2,799,890
Media – 1.7%
Discovery, Inc., Class C*	18,997	435,031
Fox Corp., Class A	12,221	450,955
New York Times Co. (The), Class A	10,164	490,921
ViacomCBS, Inc.	14,036	423,607
		1,800,514
Metals & Mining – 0.5%
Newmont Corp.	8,470	525,309
Mortgage Real Estate Investment Trusts (REITs) – 0.8%
AGNC Investment Corp.(a)	29,282	440,401
Annaly Capital Management, Inc.	55,418	433,369
		873,770

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Multiline Retail – 1.2%
Dollar General Corp.	2,057	$485,102
Ollie’s Bargain Outlet Holdings, Inc.*	7,139	365,446
Target Corp.	1,936	448,068
		1,298,616
Multi-Utilities – 1.9%
Consolidated Edison, Inc.	5,929	505,862
DTE Energy Co.	4,114	491,788
NiSource, Inc.	18,392	507,803
WEC Energy Group, Inc.	5,203	505,055
		2,010,508
Oil, Gas & Consumable Fuels – 2.5%
Coterra Energy, Inc.(a)	22,264	423,016
EQT Corp.*	22,022	480,300
Equitrans Midstream Corp.	43,802	452,913
HollyFrontier Corp.	13,794	452,167
Kinder Morgan, Inc.	28,314	449,060
Williams Cos., Inc. (The)	16,456	428,514
		2,685,970
Pharmaceuticals – 2.2%
Bristol-Myers Squibb Co.(a)	8,228	513,016
Elanco Animal Health, Inc.*	15,246	432,681
Eli Lilly and Co.	1,815	501,339
Merck & Co., Inc.	5,687	435,852
Perrigo Co. plc	12,100	470,690
		2,353,578
Professional Services – 3.1%
Booz Allen Hamilton Holding Corp.(a)	5,324	451,422
CACI International, Inc., Class A*(a)	1,694	456,042
Dun & Bradstreet Holdings, Inc.*	25,047	513,213
Equifax, Inc.	1,694	495,986
FTI Consulting, Inc.*	3,146	482,659
Nielsen Holdings plc	22,264	456,635
Science Applications International Corp.	5,324	445,033
		3,300,990
Road & Rail – 1.2%
Canadian Pacific Railway Ltd.	4,424	318,267
CSX Corp.(a)	12,947	486,807
Norfolk Southern Corp.	1,694	504,321
		1,309,395
Semiconductors & Semiconductor Equipment – 0.5%
Cirrus Logic, Inc.*(a)	5,808	534,452
Software – 6.5%
Black Knight, Inc.*(a)	6,413	531,573
Citrix Systems, Inc.(a)	5,566	526,488
Dolby Laboratories, Inc., Class A	5,445	518,473
Dropbox, Inc., Class A*(a)	19,118	469,156
Five9, Inc.*	3,388	465,240
New Relic, Inc.*	4,235	465,681
NortonLifeLock, Inc.	18,634	484,111
Nuance Communications, Inc.*	8,470	468,560
Oracle Corp.	4,961	432,649
Splunk, Inc.*	3,751	434,066
Tyler Technologies, Inc.*	847	455,644
Unity Software, Inc.*	2,541	363,337
Verint Systems, Inc.*	9,680	508,297
Investments	Shares	Value ($)
VMware, Inc., Class A	3,993	$462,709
Zoom Video Communications, Inc., Class A*	2,299	422,809
		7,008,793
Specialty Retail – 1.6%
GameStop Corp., Class A*	2,178	323,193
Murphy USA, Inc.	2,541	506,269
O’Reilly Automotive, Inc.*	726	512,723
Williams-Sonoma, Inc.	2,178	368,365
		1,710,550
Technology Hardware, Storage & Peripherals – 1.0%
Seagate Technology Holdings plc	4,598	519,482
Western Digital Corp.*	7,865	512,877
		1,032,359
Textiles, Apparel & Luxury Goods – 0.4%
Levi Strauss & Co., Class A	16,577	414,922
Thrifts & Mortgage Finance – 0.8%
New York Community Bancorp, Inc.	36,784	449,133
Rocket Cos., Inc., Class A	29,766	416,724
		865,857
Trading Companies & Distributors – 0.5%
WW Grainger, Inc.	968	501,656
TOTAL COMMON STOCKS (COST $87,733,407)		94,925,521
TOTAL LONG POSITIONS (Cost $87,733,407)		94,925,521
SHORT POSITIONS – (86.2)%
COMMON STOCKS – (86.2)%
Aerospace & Defense – (2.1)%
Axon Enterprise, Inc.*	(2,662)	(417,934)
Boeing Co. (The)*	(2,299)	(462,835)
Curtiss-Wright Corp.	(3,509)	(486,593)
HEICO Corp.	(3,267)	(471,167)
Hexcel Corp.*	(8,107)	(419,942)
		(2,258,471)
Auto Components – (0.8)%
Fox Factory Holding Corp.*	(2,662)	(452,806)
Luminar Technologies, Inc.*	(26,620)	(450,144)
		(902,950)
Automobiles – (0.5)%
Tesla, Inc.*	(484)	(511,482)
Banks – (1.6)%
First Citizens BancShares, Inc., Class A	(484)	(401,642)
First Horizon Corp.	(27,709)	(452,488)
SVB Financial Group*	(605)	(410,335)
Wells Fargo & Co.	(9,317)	(447,030)
		(1,711,495)
Beverages – (0.5)%
Constellation Brands, Inc., Class A	(2,057)	(516,245)
Biotechnology – (1.8)%
Bridgebio Pharma, Inc.*	(11,737)	(195,773)
Intellia Therapeutics, Inc.*	(4,114)	(486,439)
Novavax, Inc.*	(2,420)	(346,230)
Twist Bioscience Corp.*	(4,961)	(383,932)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Ultragenyx Pharmaceutical, Inc.*	(6,171)	$(518,919)
		(1,931,293)
Building Products – (1.5)%
Advanced Drainage Systems, Inc.	(3,751)	(510,624)
Builders FirstSource, Inc.*	(6,534)	(560,029)
Trex Co., Inc.*	(3,630)	(490,159)
		(1,560,812)
Capital Markets – (6.0)%
Affiliated Managers Group, Inc.	(2,662)	(437,926)
BlackRock, Inc.	(484)	(443,131)
Carlyle Group, Inc. (The)	(8,349)	(458,360)
Charles Schwab Corp. (The)	(5,808)	(488,453)
Franklin Resources, Inc.	(13,915)	(466,013)
Interactive Brokers Group, Inc., Class A	(6,171)	(490,101)
Invesco Ltd.	(19,602)	(451,238)
Jefferies Financial Group, Inc.	(11,979)	(464,785)
KKR & Co., Inc.	(6,292)	(468,754)
LPL Financial Holdings, Inc.	(2,783)	(445,530)
Morgan Stanley	(4,719)	(463,217)
MSCI, Inc.	(726)	(444,813)
Northern Trust Corp.	(3,872)	(463,130)
State Street Corp.	(4,840)	(450,120)
		(6,435,571)
Chemicals – (0.9)%
Chemours Co. (The)	(14,762)	(495,412)
Olin Corp.	(7,986)	(459,355)
		(954,767)
Commercial Services & Supplies – (0.8)%
ADT, Inc.	(54,087)	(454,871)
Tetra Tech, Inc.	(2,541)	(431,462)
		(886,333)
Construction & Engineering – (0.5)%
AECOM*	(6,413)	(496,046)
Consumer Finance – (1.7)%
American Express Co.	(2,783)	(455,299)
Discover Financial Services	(3,993)	(461,431)
OneMain Holdings, Inc.	(9,317)	(466,223)
Synchrony Financial	(9,680)	(449,055)
		(1,832,008)
Containers & Packaging – (0.5)%
Berry Global Group, Inc.*	(7,381)	(544,570)
Electric Utilities – (2.4)%
ALLETE, Inc.	(7,623)	(505,786)
Exelon Corp.	(8,833)	(510,194)
NRG Energy, Inc.	(12,826)	(552,544)
OGE Energy Corp.	(13,552)	(520,126)
PG&E Corp.*	(38,478)	(467,123)
		(2,555,773)
Electrical Equipment – (1.4)%
EnerSys	(6,171)	(487,879)
Generac Holdings, Inc.*	(1,089)	(383,241)
Plug Power, Inc.*	(11,132)	(314,256)
Sunrun, Inc.*	(9,680)	(332,024)
		(1,517,400)

Investments	Shares	Value ($)
Electronic Equipment, Instruments & Components – (1.0)%
Avnet, Inc.	(12,342)	$(508,861)
Jabil, Inc.	(7,744)	(544,790)
		(1,053,651)
Entertainment – (0.9)%
Live Nation Entertainment, Inc.*	(4,235)	(506,887)
Roku, Inc.*	(2,057)	(469,408)
		(976,295)
Equity Real Estate Investment Trusts (REITs) – (4.5)%
Brixmor Property Group, Inc.	(19,118)	(485,788)
Essex Property Trust, Inc.	(1,331)	(468,818)
Host Hotels & Resorts, Inc.*	(27,346)	(475,547)
Lamar Advertising Co., Class A	(4,114)	(499,028)
PotlatchDeltic Corp.	(8,349)	(502,777)
Rayonier, Inc.	(12,100)	(488,356)
Sabra Health Care REIT, Inc.	(34,243)	(463,650)
Simon Property Group, Inc.	(2,783)	(444,640)
STORE Capital Corp.	(14,036)	(482,839)
Weyerhaeuser Co.	(12,342)	(508,244)
		(4,819,687)
Food & Staples Retailing – (1.8)%
Casey’s General Stores, Inc.	(2,420)	(477,587)
Performance Food Group Co.*	(10,769)	(494,189)
Sysco Corp.	(6,292)	(494,237)
US Foods Holding Corp.*	(13,794)	(480,445)
		(1,946,458)
Food Products – (0.8)%
Darling Ingredients, Inc.*	(6,534)	(452,741)
Freshpet, Inc.*	(4,356)	(414,996)
		(867,737)
Health Care Equipment & Supplies – (2.5)%
Align Technology, Inc.*	(726)	(477,113)
Globus Medical, Inc., Class A*	(7,139)	(515,436)
Novocure Ltd.*	(4,840)	(363,387)
Shockwave Medical, Inc.*	(2,420)	(431,559)
STAAR Surgical Co.*	(4,598)	(419,797)
Stryker Corp.	(1,936)	(517,725)
		(2,725,017)
Health Care Providers & Services – (4.7)%
1Life Healthcare, Inc.*	(28,072)	(493,225)
Amedisys, Inc.*	(3,025)	(489,687)
Covetrus, Inc.*	(26,257)	(524,352)
Guardant Health, Inc.*	(4,477)	(447,790)
HCA Healthcare, Inc.	(2,057)	(528,484)
LHC Group, Inc.*	(3,751)	(514,750)
McKesson Corp.	(2,178)	(541,385)
Molina Healthcare, Inc.*	(1,573)	(500,340)
Oak Street Health, Inc.*	(14,397)	(477,117)
Tenet Healthcare Corp.*	(6,171)	(504,109)
		(5,021,239)
Health Care Technology – (0.8)%
Teladoc Health, Inc.*	(4,477)	(411,078)
Veeva Systems, Inc., Class A*	(1,694)	(432,783)
		(843,861)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Hotels, Restaurants & Leisure – (2.7)%
Boyd Gaming Corp.*	(7,744)	$(507,774)
Caesars Entertainment, Inc.*	(5,082)	(475,320)
Churchill Downs, Inc.	(2,057)	(495,531)
Marriott Vacations Worldwide Corp.	(2,904)	(490,718)
MGM Resorts International	(11,132)	(499,604)
Penn National Gaming, Inc.*	(8,954)	(464,265)
		(2,933,212)
Household Durables – (0.4)%
TopBuild Corp.*	(1,694)	(467,392)
Household Products – (0.5)%
Energizer Holdings, Inc.	(12,100)	(485,210)
Independent Power and Renewable Electricity Producers – (0.9)%
AES Corp. (The)	(19,360)	(470,448)
Vistra Corp.	(23,232)	(528,993)
		(999,441)
Insurance – (2.2)%
Athene Holding Ltd., Class A*	(5,687)	(473,898)
Brighthouse Financial, Inc.*	(9,075)	(470,085)
Fidelity National Financial, Inc.	(9,075)	(473,533)
Lincoln National Corp.	(6,776)	(462,530)
Principal Financial Group, Inc.	(6,534)	(472,604)
		(2,352,650)
Interactive Media & Services – (2.9)%
Cargurus, Inc.*	(13,310)	(447,748)
Meta Platforms, Inc., Class A*	(1,452)	(488,380)
Pinterest, Inc., Class A*	(11,374)	(413,445)
Snap, Inc., Class A*	(9,680)	(455,251)
TripAdvisor, Inc.*	(16,940)	(461,784)
Twitter, Inc.*	(10,043)	(434,059)
ZoomInfo Technologies, Inc., Class A*	(6,776)	(435,019)
		(3,135,686)
Internet & Direct Marketing Retail – (0.3)%
Etsy, Inc.*	(1,573)	(344,393)
IT Services – (1.1)%
Block, Inc.*	(2,178)	(351,769)
Cloudflare, Inc., Class A*	(2,420)	(318,230)
PayPal Holdings, Inc.*	(2,541)	(479,182)
		(1,149,181)
Leisure Products – (0.4)%
YETI Holdings, Inc.*	(4,961)	(410,920)
Life Sciences Tools & Services – (1.7)%
10X Genomics, Inc., Class A*	(3,146)	(468,628)
Bio-Techne Corp.	(968)	(500,785)
Pacific Biosciences of California, Inc.*	(20,449)	(418,386)
Repligen Corp.*	(1,815)	(480,685)
		(1,868,484)
Machinery – (1.7)%
Allison Transmission Holdings, Inc.	(12,826)	(466,225)
Chart Industries, Inc.*	(2,662)	(424,562)
Colfax Corp.*	(9,559)	(439,427)
Crane Co.	(4,598)	(467,755)
		(1,797,969)

Investments	Shares	Value ($)
Metals & Mining – (3.2)%
Alcoa Corp.	(9,438)	$(562,316)
Cleveland-Cliffs, Inc.*	(21,054)	(458,345)
Freeport-McMoRan, Inc.	(12,342)	(515,032)
Nucor Corp.	(4,114)	(469,613)
Reliance Steel & Aluminum Co.	(2,904)	(471,087)
Steel Dynamics, Inc.	(7,381)	(458,139)
United States Steel Corp.	(19,118)	(455,199)
		(3,389,731)
Multiline Retail – (0.4)%
Kohl’s Corp.	(8,712)	(430,286)
Oil, Gas & Consumable Fuels – (2.5)%
APA Corp.	(16,698)	(449,009)
Devon Energy Corp.	(10,648)	(469,044)
EOG Resources, Inc.	(5,203)	(462,183)
Occidental Petroleum Corp.	(15,004)	(434,966)
Ovintiv, Inc.	(12,342)	(415,925)
Texas Pacific Land Corp.	(363)	(453,340)
		(2,684,467)
Paper & Forest Products – (0.5)%
Louisiana-Pacific Corp.	(6,655)	(521,419)
Personal Products – (0.9)%
Coty, Inc., Class A*	(46,585)	(489,143)
Estee Lauder Cos., Inc. (The), Class A	(1,331)	(492,736)
		(981,879)
Professional Services – (1.7)%
ASGN, Inc.*	(3,751)	(462,873)
Clarivate plc*	(20,328)	(478,115)
KBR, Inc.	(10,164)	(484,010)
Upwork, Inc.*	(12,584)	(429,869)
		(1,854,867)
Real Estate Management & Development – (1.8)%
Howard Hughes Corp. (The)*	(5,203)	(529,561)
Opendoor Technologies, Inc.*	(28,193)	(411,900)
Redfin Corp.*	(11,132)	(427,357)
Zillow Group, Inc., Class C*	(8,470)	(540,810)
		(1,909,628)
Road & Rail – (1.3)%
Lyft, Inc., Class A*	(10,769)	(460,159)
Uber Technologies, Inc.*	(11,374)	(476,912)
XPO Logistics, Inc.*	(6,050)	(468,452)
		(1,405,523)
Semiconductors & Semiconductor Equipment – (6.1)%
Applied Materials, Inc.	(3,267)	(514,095)
Enphase Energy, Inc.*	(1,936)	(354,172)
KLA Corp.	(1,210)	(520,433)
Lam Research Corp.	(726)	(522,103)
Lattice Semiconductor Corp.*	(6,050)	(466,213)
Microchip Technology, Inc.	(5,687)	(495,110)
NVIDIA Corp.	(1,452)	(427,048)
NXP Semiconductors NV	(2,178)	(496,105)
ON Semiconductor Corp.*	(7,623)	(517,754)
Silicon Laboratories, Inc.*	(2,420)	(499,536)
SolarEdge Technologies, Inc.*	(1,331)	(373,439)
Teradyne, Inc.	(3,146)	(514,465)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
Wolfspeed, Inc.*	(3,751)	$(419,249)
Xilinx, Inc.	(2,057)	(436,146)
		(6,555,868)
Software – (5.3)%
Anaplan, Inc.*	(10,890)	(499,307)
Bill.com Holdings, Inc.*	(1,573)	(391,913)
Coupa Software, Inc.*	(2,420)	(382,481)
Digital Turbine, Inc.*	(8,470)	(516,585)
DocuSign, Inc.*	(1,936)	(294,872)
Dynatrace, Inc.*	(7,502)	(452,746)
Elastic NV*	(3,025)	(372,347)
Manhattan Associates, Inc.*	(3,025)	(470,357)
MicroStrategy, Inc., Class A*	(726)	(395,300)
PTC, Inc.*	(4,356)	(527,729)
Trade Desk, Inc. (The), Class A*	(4,477)	(410,272)
Varonis Systems, Inc.*	(9,075)	(442,679)
Workday, Inc., Class A*	(1,694)	(462,767)
		(5,619,355)
Specialty Retail – (2.1)%
Bath & Body Works, Inc.	(6,413)	(447,563)
Dick’s Sporting Goods, Inc.	(3,751)	(431,328)
Floor & Decor Holdings, Inc., Class A*	(3,630)	(471,937)
Foot Locker, Inc.	(9,559)	(417,059)
Lithia Motors, Inc.	(1,694)	(503,033)
		(2,270,920)
Technology Hardware, Storage & Peripherals – (0.5)%
Pure Storage, Inc., Class A*	(15,488)	(504,134)
Textiles, Apparel & Luxury Goods – (2.4)%
Capri Holdings Ltd.*	(7,502)	(486,955)
Crocs, Inc.*	(2,783)	(356,836)
PVH Corp.	(3,993)	(425,854)
Skechers USA, Inc., Class A*	(10,043)	(435,866)
Tapestry, Inc.	(10,890)	(442,134)
Under Armour, Inc., Class A*	(19,239)	(407,674)
		(2,555,319)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance – (0.5)%
Essent Group Ltd.	(10,527)	$(479,294)
Trading Companies & Distributors – (1.7)%
Applied Industrial Technologies, Inc.	(4,598)	(472,215)
SiteOne Landscape Supply, Inc.*	(1,936)	(469,054)
United Rentals, Inc.*	(1,331)	(442,278)
Univar Solutions, Inc.*	(17,061)	(483,679)
		(1,867,226)
Water Utilities – (0.5)%
Essential Utilities, Inc.	(9,922)	(532,712)
TOTAL COMMON STOCKS (Proceeds $(89,347,956))		(92,376,327)
TOTAL SHORT POSITIONS (Proceeds $(89,347,956))		(92,376,327)
Total Investments – 2.4% (Cost $(1,614,549))		2,549,194
Other assets less liabilities – 97.6%		104,615,450
Net Assets – 100.0%		107,164,644

*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $20,486,687.

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$11,865,691
Aggregate gross unrealized depreciation	(13,819,275)
Net unrealized depreciation	$(1,953,584)
Federal income tax cost of investments (including derivative contracts, if any)	$5,059,740

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ U.S. Market Neutral Anti-Beta Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
OTC Total return swap contracts outstanding as of December 31, 2021
Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4)	Cash Collateral (Received) Pledged	Net Amount(5)
USD12,544,367	10/2/2023	Morgan Stanley	0.43%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	$684,841	$—	$684,841
USD(12,972,996)	10/2/2023	Morgan Stanley	(0.32)%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	(127,879)	127,879(8)	—
						$556,962		$684,841

(1)
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)
Reflects the floating financing rate, as of December 31, 2021, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)
The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or “net” these amounts on its Statement of Assets and Liabilities.

(5)
Represents the “uncollateralized” amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum “thresholds” that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)
The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)
The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(8)
Reflects all or a portion of the amount disclosed on the Statement of Assets and Liabilities as “Segregated cash balance with custodian for swap agreements.” Under U.S. GAAP, the amount disclosed under this caption may not exceed the amount of the liability being collateralized for the benefit of the counterparty.

Abbreviations
USD    US Dollar
See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
LONG POSITIONS – 97.8%
COMMON STOCKS – 92.9%
Aerospace & Defense – 1.0%
Lockheed Martin Corp.	102	$36,252
Banks – 2.0%
First Horizon Corp.	2,211	36,106
Huntington Bancshares, Inc.	2,337	36,036
		72,142
Beverages – 1.0%
Coca-Cola Co. (The)	612	36,236
Biotechnology – 2.9%
AbbVie, Inc.(a)	267	36,152
Amgen, Inc.(a)	159	35,770
Gilead Sciences, Inc.(a)	495	35,942
		107,864
Capital Markets – 1.0%
Owl Rock Capital Corp.	2,547	36,065
Chemicals – 1.9%
Chemours Co. (The)(a)	1,071	35,943
Dow, Inc.(a)	636	36,074
		72,017
Consumer Finance – 1.0%
OneMain Holdings, Inc.	720	36,029
Containers & Packaging – 2.9%
International Paper Co.	768	36,081
Packaging Corp. of America	267	36,352
Sonoco Products Co.	624	36,123
		108,556
Diversified Telecommunication Services – 2.9%
AT&T, Inc.	1,464	36,014
Lumen Technologies, Inc.	2,856	35,843
Verizon Communications, Inc.	693	36,008
		107,865
Electric Utilities – 10.8%
American Electric Power Co., Inc.(a)	405	36,033
Duke Energy Corp.(a)	345	36,190
Edison International(a)	531	36,241
Entergy Corp.(a)	321	36,161
Exelon Corp.(a)	627	36,215
FirstEnergy Corp.(a)	867	36,059
NRG Energy, Inc.	840	36,187
OGE Energy Corp.	939	36,039
Pinnacle West Capital Corp.	510	36,001
PPL Corp.	1,206	36,252
Southern Co. (The)	528	36,210
		397,588
Energy Equipment & Services – 1.0%
Baker Hughes Co.(a)	1,509	36,307
Equity Real Estate Investment Trusts (REITs) – 14.6%
Agree Realty Corp.(a)	504	35,966
American Campus Communities, Inc.(a)	627	35,921
Boston Properties, Inc.	312	35,936
Investments	Shares	Value ($)
Healthcare Trust of America, Inc., Class A	1,077	$35,961
Highwoods Properties, Inc.	804	35,850
Iron Mountain, Inc.	687	35,951
Medical Properties Trust, Inc.	1,524	36,012
MGM Growth Properties LLC, Class A	882	36,030
National Retail Properties, Inc.	747	35,908
Omega Healthcare Investors, Inc.	1,209	35,774
Realty Income Corp.	504	36,081
Spirit Realty Capital, Inc.	741	35,709
STORE Capital Corp.	1,041	35,811
VICI Properties, Inc.	1,194	35,951
WP Carey, Inc.	438	35,938
		538,799
Food & Staples Retailing – 1.0%
Walgreens Boots Alliance, Inc.	690	35,990
Food Products – 5.9%
Campbell Soup Co.	837	36,376
Conagra Brands, Inc.(a)	1,065	36,370
General Mills, Inc.	537	36,183
J M Smucker Co. (The)	267	36,264
Kellogg Co.	564	36,333
Kraft Heinz Co. (The)	1,011	36,295
		217,821
Gas Utilities – 2.0%
National Fuel Gas Co.	564	36,062
UGI Corp.	786	36,085
		72,147
Health Care Providers & Services – 1.0%
Cardinal Health, Inc.(a)	690	35,528
Household Durables – 1.0%
Leggett & Platt, Inc.	876	36,056
Household Products – 1.0%
Kimberly-Clark Corp.	252	36,016
Independent Power and Renewable Electricity Producers – 2.9%
Clearway Energy, Inc., Class C	1,002	36,102
NextEra Energy Partners LP	429	36,208
Vistra Corp.	1,587	36,136
		108,446
Industrial Conglomerates – 1.0%
3M Co.	204	36,236
Insurance – 1.9%
Prudential Financial, Inc.	333	36,044
Unum Group	1,464	35,970
		72,014
IT Services – 1.9%
International Business Machines Corp.	270	36,088
Western Union Co. (The)	1,995	35,591
		71,679
Media – 2.9%
Interpublic Group of Cos., Inc. (The)	960	35,952
Omnicom Group, Inc.	492	36,049

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
ViacomCBS, Inc.	1,182	$35,673
		107,674
Metals & Mining – 1.0%
Newmont Corp.	585	36,282
Mortgage Real Estate Investment Trusts (REITs) – 1.9%
Blackstone Mortgage Trust, Inc., Class A(a)	1,176	36,009
Starwood Property Trust, Inc.	1,485	36,086
		72,095
Multi-Utilities – 7.8%
CMS Energy Corp.	555	36,103
Consolidated Edison, Inc.(a)	426	36,346
DTE Energy Co.(a)	303	36,221
MDU Resources Group, Inc.	1,173	36,175
NiSource, Inc.	1,308	36,114
Public Service Enterprise Group, Inc.	543	36,234
Sempra Energy	273	36,113
WEC Energy Group, Inc.	372	36,110
		289,416
Oil, Gas & Consumable Fuels – 9.8%
Chevron Corp.(a)	309	36,261
Coterra Energy, Inc.	1,899	36,081
Exxon Mobil Corp.	591	36,163
Hess Midstream LP, Class A	1,308	36,140
Kinder Morgan, Inc.	2,277	36,113
Marathon Petroleum Corp.	564	36,090
ONEOK, Inc.	615	36,138
Phillips 66	498	36,085
Valero Energy Corp.	480	36,053
Williams Cos., Inc. (The)	1,389	36,170
		361,294
Paper & Forest Products – 0.0%(b)
Sylvamo Corp.*	1	28
Pharmaceuticals – 1.9%
Bristol-Myers Squibb Co.(a)	576	35,914
Merck & Co., Inc.	468	35,867
		71,781
Technology Hardware, Storage & Peripherals – 1.0%
Hewlett Packard Enterprise Co.	2,280	35,956
Textiles, Apparel & Luxury Goods – 1.0%
Hanesbrands, Inc.	2,151	35,965
Thrifts & Mortgage Finance – 1.0%
New York Community Bancorp, Inc.	2,946	35,971
Tobacco – 2.0%
Altria Group, Inc.	765	36,253
Philip Morris International, Inc.	381	36,195
		72,448
TOTAL COMMON STOCKS (COST $3,049,233)		3,426,563
MASTER LIMITED PARTNERSHIPS – 4.9%
Capital Markets – 0.9%
AllianceBernstein Holding LP	732	35,751

Investments	Shares	Value ($)
Industrial Conglomerates – 1.0%
Icahn Enterprises LP	726	$36,002
Oil, Gas & Consumable Fuels – 3.0%
Cheniere Energy Partners LP	861	36,369
Enterprise Products Partners LP(a)	1,647	36,168
Magellan Midstream Partners LP	783	36,362
		108,899
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $190,330)		180,652
TOTAL LONG POSITIONS (Cost $3,239,563)		3,607,215
SHORT POSITIONS – (48.9)%
COMMON STOCKS – (47.9)%
Aerospace & Defense – (0.5)%
Boeing Co. (The)*	(45)	(9,060)
TransDigm Group, Inc.*	(15)	(9,544)
		(18,604)
Automobiles – (0.3)%
Tesla, Inc.*	(9)	(9,511)
Banks – (1.7)%
First Citizens BancShares, Inc., Class A	(12)	(9,958)
First Republic Bank	(45)	(9,293)
Pinnacle Financial Partners, Inc.	(90)	(8,595)
Signature Bank	(27)	(8,734)
Silvergate Capital Corp., Class A*	(60)	(8,892)
SVB Financial Group*	(12)	(8,139)
Western Alliance Bancorp	(84)	(9,042)
		(62,653)
Beverages – (1.7)%
Boston Beer Co., Inc. (The), Class A*	(18)	(9,092)
Brown-Forman Corp., Class B	(129)	(9,399)
Celsius Holdings, Inc.*	(120)	(8,948)
Coca-Cola Consolidated, Inc.	(15)	(9,288)
Constellation Brands, Inc., Class A	(36)	(9,035)
Molson Coors Beverage Co., Class B	(195)	(9,038)
Monster Beverage Corp.*	(96)	(9,220)
		(64,020)
Capital Markets – (4.6)%
Affiliated Managers Group, Inc.	(54)	(8,883)
Blue Owl Capital, Inc.	(603)	(8,991)
Charles Schwab Corp. (The)	(108)	(9,083)
Coinbase Global, Inc., Class A*	(36)	(9,085)
FactSet Research Systems, Inc.	(18)	(8,748)
Focus Financial Partners, Inc., Class A*	(150)	(8,958)
Interactive Brokers Group, Inc., Class A	(114)	(9,054)
Intercontinental Exchange, Inc.	(66)	(9,027)
KKR & Co., Inc.	(120)	(8,940)
LPL Financial Holdings, Inc.	(57)	(9,125)
MarketAxess Holdings, Inc.	(21)	(8,637)
Moody’s Corp.	(24)	(9,374)
Morningstar, Inc.	(27)	(9,234)
MSCI, Inc.	(15)	(9,190)
Nasdaq, Inc.	(42)	(8,820)
Raymond James Financial, Inc.	(90)	(9,036)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
S&P Global, Inc.	(18)	$(8,495)
Stifel Financial Corp.	(126)	(8,873)
Tradeweb Markets, Inc., Class A	(90)	(9,013)
		(170,566)
Chemicals – (1.0)%
Albemarle Corp.	(39)	(9,117)
Balchem Corp.	(54)	(9,105)
Livent Corp.*	(369)	(8,996)
Sherwin-Williams Co. (The)	(27)	(9,508)
		(36,726)
Commercial Services & Supplies – (0.3)%
Copart, Inc.*	(60)	(9,097)
Construction Materials – (0.5)%
Eagle Materials, Inc.	(54)	(8,989)
Martin Marietta Materials, Inc.	(21)	(9,251)
		(18,240)
Consumer Finance – (1.0)%
Credit Acceptance Corp.*	(12)	(8,252)
SLM Corp.	(459)	(9,029)
SoFi Technologies, Inc.*	(546)	(8,632)
Upstart Holdings, Inc.*	(60)	(9,078)
		(34,991)
Containers & Packaging – (0.3)%
Berry Global Group, Inc.*	(123)	(9,075)
Diversified Financial Services – (0.2)%
Berkshire Hathaway, Inc., Class B*	(30)	(8,970)
Electric Utilities – (5.9)%
Alliant Energy Corp.	(504)	(30,981)
Evergy, Inc.	(450)	(30,874)
Eversource Energy	(339)	(30,842)
IDACORP, Inc.	(273)	(30,934)
NextEra Energy, Inc.	(330)	(30,809)
PG&E Corp.*	(2,550)	(30,957)
Xcel Energy, Inc.	(459)	(31,074)
		(216,471)
Electrical Equipment – (0.3)%
Generac Holdings, Inc.*	(27)	(9,502)
Energy Equipment & Services – (0.5)%
Halliburton Co.	(396)	(9,056)
NOV, Inc.	(681)	(9,228)
		(18,284)
Entertainment – (1.2)%
Liberty Media Corp-Liberty Formula One, Class C*	(144)	(9,106)
Netflix, Inc.*	(15)	(9,037)
ROBLOX Corp., Class A*	(87)	(8,975)
Roku, Inc.*	(39)	(8,900)
Walt Disney Co. (The)*	(57)	(8,829)
		(44,847)
Equity Real Estate Investment Trusts (REITs) – (0.7)%
American Homes 4 Rent, Class A	(204)	(8,896)
Host Hotels & Resorts, Inc.*	(513)	(8,921)
Investments	Shares	Value ($)
SBA Communications Corp.	(24)	$(9,337)
		(27,154)
Food & Staples Retailing – (1.7)%
BJ’s Wholesale Club Holdings, Inc.*	(135)	(9,041)
Casey’s General Stores, Inc.	(45)	(8,881)
Costco Wholesale Corp.	(15)	(8,516)
Kroger Co. (The)	(198)	(8,961)
Performance Food Group Co.*	(195)	(8,949)
US Foods Holding Corp.*	(258)	(8,986)
Walmart, Inc.	(63)	(9,115)
		(62,449)
Food Products – (1.2)%
Darling Ingredients, Inc.*	(129)	(8,938)
Hershey Co. (The)	(48)	(9,287)
Lamb Weston Holdings, Inc.	(138)	(8,746)
McCormick & Co., Inc. (Non-Voting)	(93)	(8,985)
Post Holdings, Inc.*	(81)	(9,131)
		(45,087)
Gas Utilities – (0.8)%
Atmos Energy Corp.	(297)	(31,117)
Health Care Equipment & Supplies – (1.5)%
Align Technology, Inc.*	(15)	(9,858)
Boston Scientific Corp.*	(207)	(8,793)
DexCom, Inc.*	(18)	(9,665)
Edwards Lifesciences Corp.*	(69)	(8,939)
IDEXX Laboratories, Inc.*	(15)	(9,877)
Intuitive Surgical, Inc.*	(24)	(8,623)
		(55,755)
Health Care Providers & Services – (0.5)%
Centene Corp.*	(108)	(8,899)
Laboratory Corp. of America Holdings*	(27)	(8,484)
		(17,383)
Health Care Technology – (0.3)%
Veeva Systems, Inc., Class A*	(36)	(9,197)
Hotels, Restaurants & Leisure – (0.4)%
Airbnb, Inc., Class A*	(54)	(8,990)
Booking Holdings, Inc.*	(3)	(7,198)
		(16,188)
Household Products – (0.2)%
Church & Dwight Co., Inc.	(87)	(8,918)
Independent Power and Renewable Electricity Producers – (0.8)%
AES Corp. (The)	(1,272)	(30,910)
Insurance – (2.1)%
Alleghany Corp.*	(12)	(8,011)
Brown & Brown, Inc.	(129)	(9,066)
Globe Life, Inc.	(96)	(8,997)
Goosehead Insurance, Inc., Class A	(69)	(8,976)
Loews Corp.	(159)	(9,184)
Markel Corp.*	(6)	(7,404)
RLI Corp.	(84)	(9,416)
Trupanion, Inc.*	(69)	(9,110)

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
W R Berkley Corp.	(108)	$(8,898)
		(79,062)
Interactive Media & Services – (1.2)%
Alphabet, Inc., Class A*	(3)	(8,691)
Match Group, Inc.*	(66)	(8,728)
Meta Platforms, Inc., Class A*	(27)	(9,081)
Snap, Inc., Class A*	(189)	(8,889)
Twitter, Inc.*	(207)	(8,947)
		(44,336)
Internet & Direct Marketing Retail – (0.3)%
Amazon.com, Inc.*	(3)	(10,003)
IT Services – (0.2)%
PayPal Holdings, Inc.*	(48)	(9,052)
Life Sciences Tools & Services – (0.8)%
Illumina, Inc.*	(24)	(9,131)
IQVIA Holdings, Inc.*	(33)	(9,311)
Mettler-Toledo International, Inc.*	(6)	(10,183)
		(28,625)
Media – (0.3)%
Charter Communications, Inc., Class A*	(15)	(9,780)
Metals & Mining – (1.2)%
Alcoa Corp.	(150)	(8,937)
Cleveland-Cliffs, Inc.*	(414)	(9,013)
Freeport-McMoRan, Inc.	(216)	(9,014)
MP Materials Corp.*	(198)	(8,993)
United States Steel Corp.	(390)	(9,286)
		(45,243)
Multi-Utilities – (2.5)%
Ameren Corp.	(348)	(30,975)
CenterPoint Energy, Inc.	(1,110)	(30,980)
Dominion Energy, Inc.	(396)	(31,110)
		(93,065)
Oil, Gas & Consumable Fuels – (5.4)%
Antero Midstream Corp.	(930)	(9,002)
Antero Resources Corp.*	(516)	(9,030)
APA Corp.	(336)	(9,035)
Cheniere Energy, Inc.	(90)	(9,128)
Chesapeake Energy Corp.	(138)	(8,904)
ConocoPhillips	(126)	(9,095)
Coterra Energy, Inc.	—(c)	(9)
Devon Energy Corp.	(204)	(8,986)
Diamondback Energy, Inc.	(84)	(9,059)
EOG Resources, Inc.	(102)	(9,061)
EQT Corp.*	(414)	(9,029)
Hess Corp.	(123)	(9,106)
HollyFrontier Corp.	(276)	(9,047)
Marathon Oil Corp.	(552)	(9,064)
Occidental Petroleum Corp.	(312)	(9,045)
Ovintiv, Inc.	(273)	(9,200)
PDC Energy, Inc.	(186)	(9,073)
Pioneer Natural Resources Co.	(51)	(9,276)
Plains GP Holdings LP, Class A*	(891)	(9,035)
Range Resources Corp.*	(510)	(9,093)
Southwestern Energy Co.*	(1,956)	(9,115)
Targa Resources Corp.	(174)	(9,090)
Investments	Shares	Value ($)
Texas Pacific Land Corp.	(6)	$(7,493)
		(197,975)
Personal Products – (0.5)%
Coty, Inc., Class A*	(858)	(9,009)
Estee Lauder Cos., Inc. (The), Class A	(24)	(8,885)
		(17,894)
Pharmaceuticals – 0.0%(b)
AstraZeneca plc, ADR	(1)	(56)
Professional Services – (0.2)%
CoStar Group, Inc.*	(114)	(9,009)
Real Estate Management & Development – (1.5)%
CBRE Group, Inc., Class A*	(87)	(9,440)
eXp World Holdings, Inc.	(264)	(8,894)
Howard Hughes Corp. (The)*	(87)	(8,855)
Jones Lang LaSalle, Inc.*	(33)	(8,888)
Opendoor Technologies, Inc.*	(618)	(9,029)
Zillow Group, Inc., Class C*	(141)	(9,003)
		(54,109)
Road & Rail – (0.2)%
Uber Technologies, Inc.*	(213)	(8,931)
Semiconductors & Semiconductor Equipment – (0.3)%
Advanced Micro Devices, Inc.*	(63)	(9,066)
Software – (1.0)%
Adobe, Inc.*	(15)	(8,506)
salesforce.com, Inc.*	(36)	(9,149)
ServiceNow, Inc.*	(15)	(9,737)
VMware, Inc., Class A	(78)	(9,038)
		(36,430)
Thrifts & Mortgage Finance – (0.2)%
Rocket Cos., Inc., Class A	(636)	(8,904)
Water Utilities – (1.7)%
American Water Works Co., Inc.	(165)	(31,162)
Essential Utilities, Inc.	(576)	(30,925)
		(62,087)
Wireless Telecommunication Services – (0.2)%
T-Mobile US, Inc.*	(78)	(9,046)
TOTAL COMMON STOCKS (Proceeds $(1,528,469))		(1,768,388)
MASTER LIMITED PARTNERSHIPS – (1.0)%
Oil, Gas & Consumable Fuels – (1.0)%
DCP Midstream LP	(333)	(9,151)
Energy Transfer LP	(1,104)	(9,086)
Plains All American Pipeline LP	(969)	(9,050)
Western Midstream Partners LP	(426)	(9,487)
TOTAL MASTER LIMITED PARTNERSHIPS (Proceeds $(41,205))		(36,774)
TOTAL SHORT POSITIONS (Proceeds $(1,569,674))		(1,805,162)
Total Investments – 48.9% (Cost $1,669,889)		1,802,053
Other assets less liabilities – 51.1%		1,885,013
Net Assets – 100.0%		3,687,066

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Hedged Dividend Income Fund
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
*
Non-income producing security.

(a)
All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $783,735.

(b)
Represents less than 0.05% of net assets.

(c)
Amount represents less than one share.

As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$439,171
Aggregate gross unrealized depreciation	(360,951)
Net unrealized appreciation	$78,220
Federal income tax cost of investments (including derivative contracts, if any)	$1,723,833

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
COMMON STOCKS – 98.1%
Commercial Services & Supplies – 0.3%
China Everbright Environment Group Ltd.	23,668	$19,001
Construction & Engineering – 3.8%
Vinci SA	2,020	213,672
Diversified Telecommunication Services – 2.5%
Cellnex Telecom SA	1,360	79,245
China Tower Corp. Ltd., Class H	179,792	19,829
Lumen Technologies, Inc.	3,200	40,160
		139,234
Electric Utilities – 11.8%
Chubu Electric Power Co., Inc.	3,992	42,061
Cia Energetica de Minas Gerais (Preference)	10,940	25,749
Duke Energy Corp.	456	47,834
Edison International	388	26,481
Eversource Energy	864	78,607
Fortis, Inc.	380	18,334
Fortum OYJ	1,804	55,433
Iberdrola SA	1,589	18,832
Mercury NZ Ltd.	3,148	13,195
NextEra Energy, Inc.	756	70,580
OGE Energy Corp.	1,060	40,683
PG&E Corp.*	1,468	17,822
PPL Corp.	1,936	58,196
Southern Co. (The)	848	58,156
SSE plc	2,608	58,211
Verbund AG	304	34,230
		664,404
Equity Real Estate Investment Trusts (REITs) – 16.9%
American Tower Corp.	1,664	486,720
Crown Castle International Corp.	1,576	328,974
Iron Mountain, Inc.	816	42,701
SBA Communications Corp.	240	93,365
		951,760
Gas Utilities – 4.9%
Enagas SA	1,176	27,313
ENN Energy Holdings Ltd.	2,635	49,608
Hong Kong & China Gas Co. Ltd.	19,873	30,940
Italgas SpA	6,448	44,428
Kunlun Energy Co. Ltd.	34,000	31,874
Naturgy Energy Group SA	992	32,335
Snam SpA	9,956	60,075
		276,573
Independent Power and Renewable Electricity Producers – 3.3%
Capital Power Corp.	756	23,583
China Longyuan Power Group Corp. Ltd., Class H	13,332	31,118
China Power International Development Ltd.	28,907	19,463
Clearway Energy, Inc.	1,168	42,083
Northland Power, Inc.	1,916	57,482
TransAlta Renewables, Inc.	916	13,578
		187,307
Investments	Shares	Value ($)
Interactive Media & Services – 1.0%
Alphabet, Inc., Class C*	20	$57,872
Internet & Direct Marketing Retail – 0.9%
Amazon.com, Inc.*	16	53,349
IT Services – 0.5%
GDS Holdings Ltd., Class A*	4,900	28,467
Machinery – 0.9%
Cargotec OYJ, Class B	524	26,154
Xylem, Inc.	224	26,862
		53,016
Media – 0.6%
SES SA, FDR	4,396	34,894
Multi-Utilities – 12.6%
A2A SpA	12,208	23,906
Algonquin Power & Utilities Corp.	3,092	44,658
Canadian Utilities Ltd., Class A	1,900	55,110
Consolidated Edison, Inc.	556	47,438
DTE Energy Co.	328	39,209
E.ON SE	2,048	28,427
National Grid plc	13,512	193,829
REN – Redes Energeticas Nacionais SGPS SA	7,300	21,152
RWE AG	1,248	50,753
Sempra Energy	904	119,581
Suez SA	2,412	54,399
WEC Energy Group, Inc.	360	34,945
		713,407
Oil, Gas & Consumable Fuels – 21.5%
Cheniere Energy, Inc.	504	51,116
Enbridge, Inc.	11,036	431,075
Kinder Morgan, Inc.	13,280	210,621
Neste OYJ	541	26,707
ONEOK, Inc.	2,260	132,798
Pembina Pipeline Corp.	1,792	54,357
Targa Resources Corp.	1,392	72,718
TC Energy Corp.	2,684	124,827
Williams Cos., Inc. (The)	4,064	105,826
		1,210,045
Road & Rail – 3.8%
Aurizon Holdings Ltd.	19,628	49,838
Canadian Pacific Railway Ltd.	724	52,073
CSX Corp.	1,016	38,202
Union Pacific Corp.	288	72,556
		212,669
Software – 1.0%
Microsoft Corp.	168	56,502
Transportation Infrastructure – 6.9%
Aeroports de Paris*	349	45,018
Atlantia SpA*	1,248	24,801
Beijing Capital International Airport Co. Ltd., Class H*	18,065	11,051
China Merchants Port Holdings Co. Ltd.	29,760	54,195

See accompanying notes to the financial statements.

AGF Investments Trust
AGFiQ Global Infrastructure ETF
Schedule of Investments (continued)
December 31, 2021 (Unaudited)
Investments	Shares	Value ($)
COSCO SHIPPING Ports Ltd.	51,120	$44,384
Flughafen Zurich AG (Registered)*	164	29,535
Hutchison Port Holdings Trust	119,456	26,878
Kamigumi Co. Ltd.	1,956	37,035
Sydney Airport*	2,168	13,691
Transurban Group	8,084	81,283
Westshore Terminals Investment Corp.	936	19,845
		387,716
Water Utilities – 4.9%
American Water Works Co., Inc.	948	179,039
China Water Affairs Group Ltd.	16,000	22,941
Severn Trent plc	431	17,192
United Utilities Group plc	3,752	55,305
		274,477
TOTAL COMMON STOCKS (COST $4,948,740)		5,534,365
MASTER LIMITED PARTNERSHIPS – 0.4%
Oil, Gas & Consumable Fuels – 0.4%
Energy Transfer LP (Cost $26,296)	2,685	22,097
EXCHANGE TRADED FUNDS – 0.2%
SPDR S&P Global Infrastructure ETF (Cost $10,056)	207	11,230
Total Investments – 98.7% (Cost $4,985,092)		5,567,692
Other assets less liabilities – 1.3%		73,848
Net Assets – 100.0%		5,641,540

*
Non-income producing security.

Abbreviations
ETF	Exchange Traded Fund
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SPDR	Standard & Poor’s Depositary Receipt
As of December 31, 2021, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$667,563
Aggregate gross unrealized depreciation	(87,058)
Net unrealized appreciation	$580,505
Federal income tax cost of investments (including derivative contracts, if any)	$4,987,187
AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of December 31, 2021:
Australia	2.6%
Austria	0.6%
Brazil	0.5%
Canada	15.9%
China	5.9%
Finland	1.9%
France	5.5%
Germany	1.4%
Hong Kong	1.0%
Italy	2.7%
Japan	1.4%
Luxembourg	0.6%
New Zealand	0.2%
Portugal	0.4%
Spain	2.8%
Switzerland	0.5%
United Kingdom	5.8%
United States	49.0%
Other(1)	1.3%
100.0%

(1)
Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Assets and Liabilities
December 31, 2021 (Unaudited)
	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund	AGFiQ Global Infrastructure ETF
ASSETS
Investments in securities, at value(1)	$94,925,521	$3,607,215	$5,567,692
Cash	2,824,862	101,625	137,808
Segregated cash balance with custodian for swap agreements (Note 2)	3,094,237	—	—
Segregated cash balance with broker for securities sold short (Note 2)	98,197,862	1,756,247	—
Unrealized appreciation on swap agreements	684,841	—	—
Receivables:	—	—	—
Securities sold	—	1,051,752	—
Dividends and interest	110,829	11,116	14,338
Due from Authorized Participant	—	—	12,029
Investment adviser (Note 4)	—	10,446	11,529
Foreign tax reclaims	—	—	1,367
Prepaid expenses	447	447	398
Total Assets	199,838,599	6,538,848	5,745,161
LIABILITIES
Securities sold short, at value(2)	$92,376,327	$1,805,162	$—
Foreign Cash Overdraft(3)	—	—	3
Unrealized depreciation on swap agreements	127,879	—	—
Payables:
Securities purchased	—	980,529	—
Income distributions	—	15,000	53,714
Investment management fees	3,857	—	—
Trustees fees	21,432	760	1,171
Dividends on securities sold short	62,453	1,184	—
Accrued expenses and other liabilities	82,007	49,147	48,733
Total Liabilities	92,673,955	2,851,782	103,621
Net Assets	$107,164,644	$3,687,066	$5,641,540
NET ASSETS CONSIST OF:
Paid-in capital	192,679,713	4,493,407	5,134,135
Distributable earnings (loss)	(85,515,069)	(806,341)	507,405
Net Assets	$107,164,644	$3,687,066	$5,641,540
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	6,050,000	150,000	200,001
Net Asset Value	$17.71	$24.58	$28.21
(1) Investments in securities, at cost	$87,733,407	$3,239,563	$4,985,092
(2) Securities sold short, proceeds	$89,347,956	$1,569,674	$—
(3) Cost of foreign cash	$—	$—	$(3)
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Operations
For the Period Ended December 31, 2021 (Unaudited)
	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Hedged Dividend Income Fund	AGFiQ Global Infrastructure ETF
INVESTMENT INCOME
Dividend income	$794,830	$78,600	$76,920
Foreign withholding tax on dividends	(102)	—	(4,433)
Total Investment Income	794,728	78,600	72,487
EXPENSES
Dividends on securities sold short	609,728	11,974	—
Stock loan fees on securities sold short	128,116	2,936	—
Investment management fees (Note 4)	229,012	8,169	10,964
Professional fees	140,837	39,440	42,501
Custody fees	7,081	1,398	3,220
Index fees	6,172	7,432	2,392
Chief Compliance Officer fees	31,195	3,042	3,398
Treasurer fees	14,690	2,453	2,607
Listing fees	3,592	3,592	4,789
Accounting fees	15,000	15,000	15,000
Trustees fees	43,192	1,558	2,003
Administration fees (Note 5)	38,200	38,200	38,200
Other fees	17,853	4,600	4,240
Total Expenses before Adjustments	1,284,668	139,794	129,314
Less: waivers and/or reimbursements by Adviser (Note 4)	(317,813)	(116,716)	(118,347)
Total Expenses after Adjustments	966,855	23,078	10,967
Net Investment Income (Loss)	(172,127)	55,522	61,520
NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	4,344,089	149,860	37,717
Foreign currency transactions	—	—	(2,327)
In-kind redemptions of investments	779,534	—	—
Securities sold short	(5,528,985)	(61,078)	—
Expiration or closing of swap agreements	1,627,679	—	—
Net Realized Gain (Loss)	1,222,317	88,782	35,390
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(368,864)	(14,014)	255,304
Securities sold short	4,970,929	(10,140)	—
Swap agreements	(1,077,088)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	—	21
Net Change in Unrealized Appreciation (Depreciation)	3,524,977	(24,154)	255,325
Net Realized and Unrealized Gain (Loss)	4,747,294	64,628	290,715
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,575,167	$120,150	$352,235
See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets
	AGFiQ U.S. Market Neutral Anti-Beta Fund		AGFiQ Hedged Dividend Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$(172,127)	$(1,694,284)	$55,522	$88,338
Net realized gain (loss)	1,222,317	(49,688,938)	88,782	267,364
Net change in unrealized appreciation (depreciation)	3,524,977	(11,390,190)	(24,154)	201,749
Net Increase (Decrease) in Net Assets Resulting from Operations	4,575,167	(62,773,412)	120,150	557,451
DISTRIBUTIONS (Note 2)
Distributable earnings	—	—	(43,024)	(27,365)
Total Distributions	—	—	(43,024)	(27,365)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	19,007,046	112,000,987	—	—
Cost of shares redeemed	(15,238,687)	(143,161,140)	—	—
Net Increase (Decrease) from Capital Transactions	3,768,359	(31,160,153)	—	—
Total Increase (Decrease) in Net Assets	8,343,526	(93,933,565)	77,126	530,086
NET ASSETS
Beginning of period	$98,821,118	$192,754,683	$3,609,940	$3,079,854
End of Period	$107,164,644	$98,821,118	$3,687,066	$3,609,940
SHARE TRANSACTIONS
Beginning of period	5,850,000	7,950,000	150,000	150,000
Shares issued	150,000	100,000	—	—
Shares issued in-kind	950,000	5,100,000	—	—
Shares redeemed	(500,000)	(150,000)	—	—
Shares redeemed in-kind	(400,000)	(7,150,000)	—	—
Shares Outstanding, End of Period	6,050,000	5,850,000	150,000	150,000

(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

AGF Investments Trust
Statements of Changes in Net Assets (continued)
	AGFiQ Global Infrastructure ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
OPERATIONS
Net investment income (loss)	$61,520	$102,390
Net realized gain (loss)	35,390	(89,477)
Net change in unrealized appreciation (depreciation)	255,325	482,648
Net Increase (Decrease) in Net Assets Resulting from Operations	352,235	495,561
DISTRIBUTIONS (Note 2)
Distributable earnings	(89,803)	(72,810)
Total Distributions	(89,803)	(72,810)
CAPITAL TRANSACTIONS(1)
Proceeds from shares issued	1,350,959	1,283,158
Cost of shares redeemed	—	—
Net Increase (Decrease) from Capital Transactions	1,350,959	1,283,158
Total Increase (Decrease) in Net Assets	1,613,391	1,705,909
NET ASSETS
Beginning of period	$4,028,149	$2,322,240
End of Period	$5,641,540	$4,028,149
SHARE TRANSACTIONS
Beginning of period	150,001	100,001
Shares issued in-kind	50,000	50,000
Shares redeemed in-kind	—	—
Shares Outstanding, End of Period	200,001	150,001

(1)
Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

See accompanying notes to the financial statements.

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AGF Investments Trust
Financial Highlights for a share outstanding throughout the periods indicated
	PER SHARE OPERATING PERFORMANCE
	Investment Operations				Distributions
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(10)		Net asset value, end of period
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/21 (unaudited)	$16.89	$(0.03)	$0.85	$0.82	$—	$—	$—	$—	$	—(9)	$17.71
Year ended June 30, 2021	24.25	(0.22)	(7.16)	(7.38)	—	—	—	—		0.02	16.89
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)		0.04	24.25
Year ended June 30, 2019	20.05	0.31	1.52	1.83(14)	(0.09)	—	—	(0.09)		0.04	21.83
Year ended June 30, 2018	20.00	0.18	(0.13)	0.05	—	—	—	—		—	20.05
Year ended June 30, 2017	23.30	(0.02)	(3.30)	(3.32)(14)	—	—	—	—		0.02	20.00
AGFiQ Hedged Dividend Income Fund
For the six months ended 12/31/21 (unaudited)	24.07	0.37	0.43	0.80	(0.29)	—	—	(0.29)		—	24.58
Year ended June 30, 2021	20.53	0.59	3.13	3.72	(0.18)	—	—	(0.18)		—	24.07
Year ended June 30, 2020	23.85	0.93	(3.04)	(2.11)	(1.10)	—	(0.11)	(1.21)		—(9)	20.53
Year ended June 30, 2019	23.56	1.00	0.16	1.16	(0.87)	—	—	(0.87)		—(9)	23.85
Year ended June 30, 2018	25.41	0.90	(0.99)	(0.09)	(1.19)	(0.57)	—	(1.76)		—	23.56
Year ended June 30, 2017	25.43	1.04	0.44(8)	1.48(14)	(0.91)	(0.60)	—	(1.51)		0.01	25.41
AGFiQ Global Infrastructure ETF
For the six months ended 12/31/21 (unaudited)	26.85	0.35	1.52	1.87	(0.51)	—	—	(0.51)		—	28.21
Year ended June 30, 2021	23.22	0.93	3.34	4.27	(0.64)	—	—	(0.64)		—	26.85
Year ended June 30, 2020	25.75	0.71	(2.55)	(1.84)	(0.69)	—(9)	—	(0.69)		—	23.22
For the period 05/23/19* – 06/30/19	25.00	0.14	0.61	0.75	—	—	—	—		—	25.75

*
Commencement of investment operations.

(1)
Net investment income (loss) per share is based on average shares outstanding.

(2)
Annualized for periods less than one year.

(3)
Not annualized for periods less than one year.

(4)
Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)
Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the mid point of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)
In-kind transactions are not included in portfolio turnover calculations.

(8)
The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

(9)
Per share amount is less than $0.01.

(10)
Includes transaction fees associated with the issuance and redemption of Creation Units.

(11)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(12)
This ratio reflects the exclusion of large, non-recurring dividends (special dividends)recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(13)
The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(14)
Due to certain Financial Highlight presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

See accompanying notes to the financial statements.

RATIOS/SUPPLEMENTAL DATA
Ratios to Average Net Assets of(2)							Total Return(3)(4)
Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(11)	Net investment income (loss) per share excluding special dividends(12)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)

0.45%	1.90%	2.52%	(0.34)%	(0.96)%	(0.34)%	$(0.03)	4.85%	5.27%	52%	129%	$107,165
0.45	2.53	3.01	(1.09)	(1.57)	(1.09)	(0.22)	(30.35)	(30.45)	35	225	98,821
0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755
0.50	2.16	2.94	1.45	0.67	1.42	0.30	9.30	9.66	116	341	65,492
0.75	1.06	3.39	0.93	(1.41)	0.93	0.18	0.25	0.20	166	347	9,023
0.84	2.02	3.60	(0.07)	(1.66)	(0.17)	(0.04)	(14.16)	(14.16)	98	273	10,000

0.45	1.27	7.70	3.06	(3.37)	3.06	$0.37	3.39	3.30	32	52	3,687
0.45	1.21	8.36	2.64	(4.51)	2.64	0.59	18.18	18.16	115	180	3,610
0.45	1.21	6.30	3.99	(1.10)	3.99	0.93	(9.10)	(9.42)	127	187	3,080
0.55	1.16	8.99	4.17	(3.66)	4.15	1.00	5.02	5.28	132	185	4,770
0.75	1.00	3.98	3.60	0.62	3.53	0.88	(0.26)	(0.39)	100	141	2,356
0.79	1.16	3.73	4.04	1.47	4.04	1.04	5.88	6.05	108	168	11,434

0.45(13)	0.45(13)	5.31(13)	2.52	(2.33)	2.52	$0.35	7.01	6.90	26	26	5,642
0.45(13)	0.45(13)	9.01(13)	3.73	(4.83)	3.73	0.93	18.72	18.10	44	44	4,028
0.45(13)	0.45(13)	6.81(13)	2.82	(3.54)	2.82	0.71	(7.32)	(6.76)	32	32	2,322
0.45(13)	0.45(13)	16.91(13)	5.28	(11.19)	5.28	0.14	3.00	3.00	—	—	2,575
See accompanying notes to the financial statements.

AGF Investments Trust
Notes to Financial Statements
December 31, 2021 (Unaudited)
1. Organization
AGF Investments Trust (the “Trust”), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of 5 funds, 3 of which are presented herein, the AGFiQ Funds: AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund and AGFiQ Global Infrastructure ETF, (each, a “Fund”; collectively, the “Funds”). The remaining 2 funds are presented in a separate report. AGF Investments LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
The investment objective of each of AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Hedged Dividend Income Fund (collectively, the “Target Index Funds”) is to provide performance results that correspond to the price and yield performance, before fees and expenses, of a specified benchmark index (each, a “Target Index”). The AGFiQ Global Infrastructure ETF seeks to achieve its investment objective by investing, under normal circumstances, in securities of infrastructure-related companies located throughout the world, including the U.S. and infrastructure-related investments. There can be no assurance that the Funds will achieve their respective investment objectives.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.
Investment Valuation
The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.
The value of each Fund’s securities held long and securities held short is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available, or if the value of a security the Funds hold has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets or exchanges on which the security is traded, the security will be fair valued by Pricing Procedures the Funds’ Valuation Committee adheres to in accordance with the Trust’s procedures which were approved by the Board of Trustees (the “Trustees”).
Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s Target Index. This may adversely affect a Fund’s ability to track its Target Index. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.
Generally, the AGFiQ U.S. Market Neutral Anti-Beta Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to time

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.
For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value," that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
•
Level 1 — Quoted prices in active markets for identical assets.

•
Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•
Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the valuations as of December 31, 2021 for each Fund based upon the three levels defined above:
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$94,925,521	$—	$—	$94,925,521
Liabilities
Common Stocks*	$(92,376,327)	$—	$—	$(92,376,327)
Total Investments	$2,549,194	$—	$—	$2,549,194
Other Financial Instruments
Assets
Swap Agreements**	$—	$684,841	$—	$684,841
Liabilities
Swap Agreements**	$—	$(127,879)	$—	$(127,879)
Total Other Financial Instruments	$—	$556,962	$—	$556,962
AGFiQ Hedged Dividend Income Fund
Investments
Assets
Common Stocks*	$3,426,563	$—	$—	$3,426,563
Master Limited Partnerships	$180,652	$—	$—	$180,652

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Liabilities
Common Stocks*	$(1,768,388)	$—	$—	$(1,768,388)
Master Limited Partnerships	(36,774)	—	—	(36,774)
Total Investments	$1,802,053	$—	$—	$1,802,053
AGFiQ Global Infrastructure ETF
Investments
Common Stocks*	$5,534,365	$—	$—	$5,534,365
Exchange Traded Funds	11,230	—	—	11,230
Master Limited Partnerships	22,097	—	—	22,097
Total Investments	$5,567,692	$—	$—	$5,567,692

*
See Schedules of Investments for segregation by industry type.

**
The tables are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives.
The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

In December 2020, the SEC adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (“Rule 2a-5”), which is intended to address valuation practices and the role of a fund’s board with respect to the fair value of the investments of a registered investment company or business development company. Rule 2a-5, among other things, establishes an updated regulatory framework for registered investment company valuation practices. The Funds will not be required to comply with Rule 2a-5 until September 2022.
Real Estate Investment Trusts (“REITs”)
Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.
REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.
Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.
Foreign Currency Translation
The books and records of the AGFiQ Global Infrastructure ETF (the “Active ETF”) are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.
The Active ETF does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.
Short Sales
Each Fund, except the Active ETF, enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.
A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.
Whenever a Fund engages in short sales, it earmarks or segregates liquid securities or cash in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale (other than the proceeds of the short sale), equals the current market value of the security sold short. The earmarked or segregated assets are marked-to-market daily and cannot be sold or liquidated unless replaced with liquid assets of equal value.
Funds may not be able to borrow stocks that are short positions in a Target Index as their supply may be insufficient or the cost to borrow may be prohibitively expensive due to market or stock specific conditions. Under such circumstances, the Funds may not achieve their investment objectives.
Swap Agreements
Each Fund, except the Active ETF, may enter into swap agreements. Certain Funds currently enter into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Funds will be two-party contracts. In connection with the Funds’ positions in a swaps contract, each Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.
A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.
Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, will be earmarked or segregated by a Fund’s custodian; this cash and liquid assets cannot be sold unless replaced with cash or liquid assets of equal value. Inasmuch as these transactions are entered into for hedging purposes or are offset by earmarked or segregated cash or liquid assets, as permitted by applicable law, these transactions will not be construed to constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.
The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.
In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.
The Funds noted below used swap contracts to simulate full investment in each respective Fund’s Target Index. The following represents the average monthly outstanding swap contracts for the period ended December 31, 2021:
Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Anti-Beta Fund	$12,345,561	$(12,452,604)

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2021:
Fair Value of Derivative Instruments as of December 31, 2021
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
AGFiQ U.S. Market Neutral Anti-Beta Fund			$684,841	$127,879
The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2021
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
AGFiQ U.S. Market Neutral Anti-Beta Fund		$1,627,679	$(1,077,088)
Expenses
Expenses of the Trust, which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.
Taxes and Distributions
Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.
As of June 30, 2021 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.
Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to improve a Fund’s tracking to its Target Index or to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.
3. Investment Transactions and Related Income
Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special Dividends” and the impact of these dividends is presented in the Financial Highlights. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
4. Investment Management Fees
Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, and AGFiQ Global Infrastructure ETF, each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive the fees and reimburse expenses of each Target Index Fund until at least November 1, 2024, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for each of the AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, and AGFiQ Global Infrastructure ETF, (collectively, the “Expense Caps”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by the Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which the Fund invests. AFFE are expenses incurred indirectly by the Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of the Fund, they are not reflected on the Funds’ financial statements. This undertaking can only be changed with the approval of the Trustees.
For the period ended December 31, 2021, management fee waivers and expense reimbursements were as follows:
Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Anti-Beta Fund	$229,012	$88,801
AGFiQ Hedged Dividend Income Fund	8,169	108,547
AGFiQ Global Infrastructure ETF	10,964	107,383
Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the, AGFiQ U.S. Market Neutral Anti-Beta Fund, AGFiQ Hedged Dividend Income Fund, and AGFiQ Global Infrastructure ETF, or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2021, none of the Funds repaid expenses to the Adviser.
As of December 31, 2021, the amounts eligible for repayment and the associated period of expiration are as follows:
	Expires June 30,				Total Eligible for Recoupment
Fund	2022	2023	2024	2025
AGFiQ U.S. Market Neutral Anti-Beta Fund	$135,255	$484,176	$750,711	$317,813	$1,687,955
AGFiQ Hedged Dividend Income Fund	133,117	215,032	239,131	116,716	703,996
AGFiQ Global Infrastructure ETF	44,646	159,123	234,788	118,347	556,904
5. Administration, Accounting, Custodian and Transfer Agent Fees
JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent, transfer agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.
6. Distribution and Fund Officers
Foreside Fund Services, LLC serves as the Funds’ distributor (the “Distributor”). The Trust has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides such services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.
Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.
7. Issuance and Redemption of Fund Shares
The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.
The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a “Participating Party,” (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (“Clearing Process”), or (2) a participant of DTC (“DTC Participant”), and, in each case, must have executed an agreement (“Participation Agreement”) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.
Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.
Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:
Fund	Six Months Ended December 31, 2021
AGFiQ U.S. Market Neutral Anti-Beta Fund	$14,976
8. Investment Transactions
For the period ended December 31, 2021, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:
	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Anti-Beta Fund	$45,020,996	$67,335,540	$49,101,603	$74,778,005
AGFiQ Hedged Dividend Income Fund	1,129,336	702,235	1,196,196	665,828
AGFiQ Global Infrastructure ETF	1,274,186	—	1,258,193	—
9. In-Kind Transactions
During the period presented in this report, certain Funds delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.
For the period ended December 31, 2021, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:
Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$5,982,538	$779,534
During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2021, the value of the securities received for subscriptions were as follows:
Fund	Value
AGFiQ U.S. Market Neutral Anti-Beta Fund	$140,655,548
AGFiQ Global Infrastructure ETF	1,241,282
10. Principal Investment Risks
Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.
Market Risk:   The market value of the Funds’ investments may increase or decrease sharply and unpredictably in response to the real or perceived prospects of individual companies, particular sectors or industries, governments and/or general economic conditions throughout the world. The value of an investment may decline because of general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. During a general downturn in the securities or other markets, multiple asset classes may decline in value and adversely affect the NAV, regardless of the individual results of the securities and other investments in which the Funds invest. These market events may continue for prolonged periods, particularly if they are unprecedented, unforeseen or widespread events or conditions. As a result, the value of the Funds’ shares may fall, sometimes sharply and for extended periods, causing investors to lose money.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Although the precise impact of the recent COVID-19 outbreak remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term and may adversely affect the performance of a Fund.
Single Factor Risk:   A Fund may invest in securities based on a single factor and seeks to track the performance of a securities index that generally is not representative of the market as a whole. A Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in a Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.
Anti-Beta Risk:   Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.
High Dividend Risk:   High dividend investing entails taking long positions in each of ten sectors that, over the last three years, have consistently paid the highest dividends and that have the highest dividend yields and short positions in each of ten sectors that have inconsistently paid dividends or paid the lowest dividends and have the lowest dividend yields. There is a risk that the present and future dividend of a security will not be the same as it has historically been and thus that the Fund will not be invested in high dividend securities. In addition, the Fund may be more volatile than the universe since it will have short exposure to low dividend paying stocks in the universe. In addition, there may be periods when the high dividend style investing is out of favor, and during which the investment performance of a fund using a high dividend strategy may suffer.
Authorized Participants Concentration Risk:   Only a member or participant of a clearing agency registered with the Securities and Exchange Commission, which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. Each Fund has a limited number Authorized Participants. To the extent the Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.
Cash Transactions Risk:   A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that a Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time a Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of each Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Concentration Risk:   To the extent that a Target Index Fund’s Target Index is concentrated in a particular industry, the Fund is also expected to be concentrated in that industry and may subject a Fund to a greater loss as a result of adverse economic, business or other developments affecting that industry. In addition, the value of a Fund’s shares may change at different rates compared to the value of shares of a fund with investments in a more diversified mix of industries. An individual industry may have above-average performance during particular periods, but may also move up and down more than the broader market. A Fund’s performance could also be affected if the industries do not perform as expected.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Derivatives Risk:   A Fund’s use of derivatives, such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and a Fund could lose more than the amount it invests. Derivatives may be difficult to value and highly illiquid, and a Fund may not be able to close out or sell a derivative position at a particular time or at anticipated price. A Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that a Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by a Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. The Funds do not specifically limit its counterparty risk with respect to any single counterparty.
Emerging Markets Risk:   The Funds may invest in issuers located in or economically tied to emerging market economies (including frontier market economies). The value of mutual Funds that invest in emerging markets may fluctuate more than those that invest in developed markets. In emerging market countries, securities markets may be less liquid, less diverse and may provide less transparency, making it more difficult to buy and sell securities.
Equity Investing Risk:   Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.
Flash Crash Risk:   An exchange or market may close or issue trading halts on specific securities. In such circumstances, a Fund may be unable to accurately price its investments and/or may incur substantial trading losses. In addition, a Target Index Fund may be unable to rebalance its portfolio and may incur significant tracking differences with its Target Index. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.
Foreign Currency Risk:   Securities and other instruments in which the Funds invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of a Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.
Foreign Securities Risk:   Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
Infrastructure Investment Risk:   Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of 50 general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties regarding the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. Companies operating in the infrastructure industry also face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.
Leverage Risk:   The use of short selling and swap agreements allows a Fund to obtain investment exposures greater than their NAV by a significant amount, i.e. use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in a Fund’s returns and may lead to a more volatile share price.
Market Neutral Style Risk:   During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, a Fund’s short positions will likely cause a Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the U.S. Market Neutral Anti-Beta Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of a Fund (i.e., the relative volatility of a Fund as compared to the market) will vary over time and may not be equal to zero.
Master Limited Partnership Risk:   Master Limited Partnerships (“MLPs”) are commonly taxed as partnerships and publicly traded on national securities exchanges. Investments in common units of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters that affect the MLP. MLPs are commonly treated as partnerships that are “qualified publicly traded partnerships” for federal income tax purposes, which commonly pertain to the use of natural resources. Changes in U.S. tax laws could revoke the pass-through attributes that provide the tax efficiencies that make MLPs attractive investment structures.
Passive Investment Risk:   The Adviser does not actively manage the Target Index Funds and therefore does not attempt to analyze, quantify or control the risks associated with investing in stocks of companies in the relevant Target Index. Each Fund invests primarily in securities included in, or representative of, its Target Index regardless of their investment merits. The Adviser does not attempt to take defensive positions in declining markets. As a result, the Funds may hold constituent securities regardless of the current or projected performance of a specific security or a particular industry or market sector, which could cause the Funds’ return to be lower than if the Funds employed an active strategy.
Premium/Discount Risk:   Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares.
REIT Risk:   Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.
Secondary Market Trading Risk:   Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no

AGF Investments Trust
Notes to Financial Statements (continued)
December 31, 2021 (Unaudited)
assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.
Short Sale Risk:   Short sales are transactions in which a Fund sells a stock it does not own. To complete the transaction, a Fund must borrow the stock to make delivery to the buyer. A Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by a Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, a Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs a Fund must pay to a lender of the security.
Tracking Error Risk:   The investment performance of a Target Index Fund may diverge from that of its Target Index. A Target Index Fund’s return may not match the return of the Target Index for a number of other reasons. For example, each Target Index Fund incurs a number of operating expenses not applicable to the Target Index, and incurs costs in buying and selling securities, especially when reconstituting a Target Index Fund’s securities holdings to reflect changes in the composition of the Target Index. Since certain Target Index’s components are rebalanced or reconstituted more frequently than other indices, the relevant Target Index Fund’s transaction costs may be greater. To the extent a Target Index Fund employs a representative sampling strategy, the investments held by a Target Index Fund may provide performance that differs from the aggregate performance of all of the Target Index components.
11. Guarantees and Indemnifications
In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
12. Subsequent Events
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.
The AGFiQ U.S. Market Neutral Anti-Beta Fund’s investment adviser, AGF Investments LLC, has proposed, and the Board of Trustees of AGF Investments Trust has approved, changing the AGFiQ U.S. Market Neutral Anti-Beta Fund from a passive, index tracking strategy to a rules-based, active strategy. The Fund will continue to be fully transparent. There are no anticipated changes to the Fund’s name, ticker symbol, fees and expenses, portfolio managers or its performance benchmark. The changes are expected to take effect on or about February 14, 2022.
Management has determined that there are no other material events that would require disclosure in the Funds’ financial statements.

AGF Investments Trust
Expense Example
December 31, 2021 (Unaudited)
As a shareholder, you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.
The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2021.
The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/21	Ending Account Value 12/31/21	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$1,048.50	$9.81	1.90%
Hypothetical	$1,000.00	$1,015.63	$9.65	1.90%
AGFiQ Hedged Dividend Income Fund
Actual	$1,000.00	$1,033.90	$6.51	1.27%
Hypothetical	$1,000.00	$1,018.80	$6.46	1.27%
AGFiQ Global Infrastructure ETF(a)
Actual	$1,000.00	$1,070.10	$2.35	0.45%
Hypothetical	$1,000.00	$1,022.94	$2.29	0.45%

*
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period)

(a)
The annualized expense ratio does not reflect the indirect expenses of the underlying Fund in which it invests.

AGF Investments Trust
Liquidity Risk Management Program
December 31, 2021 (Unaudited)
Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments, LLC, its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.
The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.
At a meeting of the Board of Trustees on November 29, 2021, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2020 (date of the last Report) through September 30, 2021 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows and a review of Authorized Participants on each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.
There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust
Additional Information (Unaudited)
Proxy Voting Information
A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.
In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.
Quarterly Portfolio Holdings Information
AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.agf.com/us.
This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust
53 State Street, Suite 1308
Boston, MA 02109
www.AGFiQ.com
Distributor:
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not applicable.

(a)(4)	A change in the registrant’s independent public accountant – Not applicable

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 4, 2022

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 4, 2022